Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Black-Scholes Option Pricing Model [Member]
Warrant liabilities (Tables) [Line Items]
Schedule of fair values of warrants are estimated
	December 31, 2022	December 31, 2021

Risk-free interest rate	4.01%	0.94%
Market price	$2.43	$12.80
Expected volatility	102.21%	94.44%
Expected dividend yield	–	–
Expected life (years)	1.5	2.5